Share-based Compensation - Narrative (Details) $ / shares in Units, $ in Millions				5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 02, 2024 shares	Jul. 06, 2024	Jul. 05, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Aug. 01, 2024	Dec. 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Social charges, share-based compensation | $							$ 6	$ 2	$ 2
Westrock
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Service period for recognition of compensation expense not yet recognized		3 years
Business acquisition, cash consideration, share price (USD per share) | $ / shares			$ 5
Deferred Bonus Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, grants in period (in shares)							651,648	764,182	571,693
Share-based compensation, grants in period, percentage of annual bonus earned							50.00%
Share-based payment arrangement, plan modification, equity conversion rate			1
Share-based compensation arrangement by share-based payment award, award vesting period							3 years
Granted (in USD per share) | $ / shares							$ 41.34	$ 38.88	$ 53.09
Number of shares vested (in shares)							523,972	483,801	929,542
Fair value of vested shares | $							$ 21	$ 18	$ 49
Share-based compensation, unrecognized compensation expense | $				$ 27			$ 27
Remaining weighted average vesting period							1 year 7 months 6 days
Deferred Bonus Plan | Maximum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, grants in period, percentage of salary							150.00%
Deferred Bonus Plan | Forecast
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, grants in period (in shares)						0
Performance Share Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, grants in period (in shares)							1,700,922	2,003,416	1,554,551
Share-based payment arrangement, plan modification, equity conversion rate			1
Granted (in USD per share) | $ / shares							$ 43.29	$ 30.13	$ 36.53
Number of shares vested (in shares)							742,163	1,322,030	1,178,642
Fair value of vested shares | $							$ 30	$ 50	$ 62
Share-based compensation, unrecognized compensation expense | $				103			$ 103
Remaining weighted average vesting period							1 year 7 months 6 days
Service period for recognition of compensation expense not yet recognized							3 years
Share-based compensation arrangement by share-based payment award, performance targets assigned, term							3 years
Share-based payment arrangement, plan modification, percentage of performance goals achieved			100.00%
Performance Share Plan | Maximum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, grants in period, percentage of salary							250.00%
Share-based compensation arrangement by share-based payment award, expiration period							2 years
Performance Share Plan | Forecast
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, grants in period (in shares)						0
Total Shareholder Return
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted (in USD per share) | $ / shares								$ 16.96	$ 18.54
Expected term (years)							0 years	3 years	3 years
Performance Share Plan, year 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Incremental fair value associated with the modification | $			$ 27
Performance Share Plan, year 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Incremental fair value associated with the modification | $			49
Performance Share Plan, year 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Incremental fair value associated with the modification | $			$ 30
Performance Share Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, grants in period (in shares)							232,422
Granted (in USD per share) | $ / shares							$ 50.07
Number of shares vested (in shares)							0
Share-based compensation, unrecognized compensation expense | $				$ 9			$ 9
Remaining weighted average vesting period							2 years
Number of shares authorized (in shares)	26,000,000
Number of shares available for grant (in shares)				25,521,231			25,521,231
Expected term (years)				2 years 3 months 29 days	29 days		2 years 4 months 24 days
Performance Share Units | Maximum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of share-based payments vesting	200.00%
Performance Share Units | Minimum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of share-based payments vesting	0.00%
Restricted Stock Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, grants in period (in shares)							56,936
Granted (in USD per share) | $ / shares							$ 48.09
Number of shares vested (in shares)							1,695,195
Fair value of vested shares | $							$ 75
Share-based compensation, unrecognized compensation expense | $				$ 54			$ 54
Remaining weighted average vesting period							1 year 7 months 6 days